Unaudited Condensed Consolidated Statements of Operations (Q3) (Parentheticals) - $ / shares	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Diluted weighted average shares outstanding, common stock	5,193,750	5,193,750	4,166,586	5,193,750	5,193,750	5,193,750
Diluted net income per share, common stock	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3
Common Stock Subject to Possible Redemption
Diluted weighted average shares outstanding, common stock	974,132	18,975,000	738,327	6,183,174	18,975,000	18,975,000
Diluted net income per share, common stock	$ (0.06)	$ 0.07	$ 0.06	$ 0.08	$ 0.28	$ 0.3